Debt Schedule of Unamortized Prepaid Debt Fees (Details) (Credit Facilities [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2011 2011 Senior Secured Credit Facility [Member]	Dec. 31, 2010 2007 Senior Secured Credit Facility [Member]
Debt Instrument [Line Items]
Unamortized prepaid debt fees	$ 6,027	$ 4,483